STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund

May 31, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.2%
California - 2.4%
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2030	550,000	702,880
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2028	1,500,000	1,863,154
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2028	500,000	617,619
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2027	600,000	723,618
				3,907,271
Illinois - 2.4%
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2029	500,000	623,433
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2026	500,000	586,038
Chicago II, GO, Ser. 2002B	5.25	1/1/2022	1,150,000	1,179,143
Illinois, GO, Ser. D	5.00	11/1/2026	1,250,000	1,509,915
				3,898,529
Kentucky - 1.0%
Kentucky Public Energy Authority, Revenue Bonds (Gas Supply) Ser. C1	4.00	6/1/2025	1,500,000	1,691,017
Nebraska - 1.1%
Central Plains Energy Project, Revenue Bonds, Refunding	4.00	8/1/2025	1,500,000	1,706,996
New Jersey - 2.8%
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. GGG	5.25	9/1/2024	1,175,000	[a] 1,352,933
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2026	625,000	765,146
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2031	500,000	625,964
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	750,000	949,738
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2028	750,000	958,076
				4,651,857
New York - 91.9%
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2025	420,000	502,645
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2026	450,000	553,591

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.2% (continued)
New York - 91.9% (continued)
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2027	470,000	591,868
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2024	405,000	469,093
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2021	345,000	353,730
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2022	370,000	396,774
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2023	385,000	430,342
Brookhaven, GO, Refunding, Ser. C	2.00	1/15/2030	1,000,000	1,055,135
Build NYC Resource Corp., Revenue Bonds, Refunding (YMCA of Greater New York Project)	5.00	8/1/2027	300,000	346,155
Build NYC Resource Corp., Revenue Bonds, Refunding (YMCA of Greater New York Project)	5.00	8/1/2029	200,000	229,125
Build NYC Resource Corp., Revenue Bonds, Refunding (YMCA of Greater New York Project)	5.00	8/1/2024	710,000	789,918
Build NYC Resource Corp., Revenue Bonds, Refunding (YMCA of Greater New York Project)	5.00	8/1/2026	350,000	404,100
Colonie, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	2.00	3/1/2030	1,025,000	1,056,235
Dutchess County Local Development Corp., Revenue Bonds (Health Quest Systems Obligated Group) Ser. B	5.00	7/1/2026	1,000,000	1,211,215
Dutchess County Local Development Corp., Revenue Bonds (Marist College Project) Ser. A	5.00	7/1/2040	1,000,000	1,162,845
Dutchess County Local Development Corp., Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2033	920,000	1,111,715
Dutchess County Local Development Corp., Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2028	1,000,000	1,238,026
Dutchess County Local Development Corp., Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2026	525,000	626,053
East Ramapo Central School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	12/15/2024	1,240,000	1,427,267

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.2% (continued)
New York - 91.9% (continued)
Haverstraw-Stony Point Central School District, GO, Refunding (Insured; State Aid Withholding)	3.00	10/15/2030	1,000,000	1,105,962
Hempstead Town Local Development Corp., Revenue Bonds, Refunding (Hofstra University Project)	5.00	7/1/2027	1,650,000	1,655,705
Island Trees Union Free School District, GO, Refunding (Insured; State Aid Withholding)	2.00	5/15/2032	1,545,000	1,601,188
Johnstown School District, BAM, Refunding (Insured; Build America Mutual)	3.00	6/15/2028	1,100,000	1,215,938
Metropolitan Transportation Authority, Revenue Bonds (Green Bond) Ser. A	5.00	11/15/2035	1,570,000	1,905,455
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. A2	5.00	5/15/2024	2,300,000	2,594,416
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B2	4.00	11/15/2033	1,000,000	1,155,202
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B2	5.25	11/15/2033	750,000	936,952
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2025	1,000,000	1,194,012
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2035	1,215,000	1,453,688
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.25	11/15/2030	1,000,000	1,179,416
Metropolitan Transportation Authority, Revenue Bonds, Ser. B	5.00	11/15/2038	1,010,000	1,083,513
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2032	1,000,000	1,187,416
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2028	1,095,000	1,318,953
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. C	4.00	7/1/2035	1,000,000	1,158,073
Nassau County, GO, Ser. A	5.00	1/15/2031	500,000	602,688

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.2% (continued)
New York - 91.9% (continued)
Nassau County, GO, Ser. B	5.00	4/1/2024	1,500,000	[b]	1,700,835
Nassau County Interim Finance Authority, Revenue Bonds, Refunding, Ser. B	1.13	11/15/2027	1,400,000		1,392,575
New York City, GO (LOC; Bank of America NA) Ser. E2	0.02	8/1/2034	200,000	[c]	200,000
New York City, GO (LOC; Bank of America NA) Ser. L3	0.02	4/1/2036	200,000	[c]	200,000
New York City, GO, Refunding, Ser. F2	3.24	8/1/2027	1,000,000		1,103,297
New York City, GO, Ser. E1	5.25	3/1/2031	1,065,000		1,351,141
New York City, GO, Ser. F1	3.00	3/1/2035	1,000,000		1,113,458
New York City Health & Hospitals Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2029	1,000,000		1,289,382
New York City Housing Development Corp., Revenue Bonds	2.40	11/1/2030	910,000		949,514
New York City Housing Development Corp., Revenue Bonds, Refunding, Ser. A	4.00	7/1/2024	1,150,000		1,229,919
New York City Housing Development Corp., Revenue Bonds, Ser. A1	3.38	11/15/2029	1,000,000		1,052,898
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.00	7/1/2025	1,500,000		1,630,238
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.25	7/1/2032	1,500,000		1,632,418
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	1/1/2033	1,540,000		1,721,326
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2030	1,600,000		2,079,825
New York City Transitional Finance Authority, Revenue Bonds	5.00	5/1/2033	1,150,000		1,528,303
New York City Transitional Finance Authority, Revenue Bonds	5.25	8/1/2037	1,000,000		1,285,287

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.2% (continued)
New York - 91.9% (continued)
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S3	5.25	7/15/2036	1,000,000		1,281,251
New York City Transitional Finance Authority, Revenue Bonds, Refunding	5.00	11/1/2031	1,000,000		1,353,350
New York City Transitional Finance Authority, Revenue Bonds, Ser. A4	0.02	8/1/2041	400,000	[c]	400,000
New York City Transitional Finance Authority, Revenue Bonds, Ser. C2	2.98	11/1/2027	1,050,000		1,145,684
New York City Water & Sewer System, Revenue Bonds (Liquidity Agreement; Landesbank Hessen-Thuringen Girozentrale) Ser. FF1	0.02	6/15/2044	600,000	[c]	600,000
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. DD	3.00	6/15/2038	500,000		553,127
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. DD	4.50	6/15/2039	1,040,000		1,155,894
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. FF2	5.00	6/15/2035	1,000,000		1,294,079
New York Liberty Development Corp., Revenue Bonds, Refunding	2.63	9/15/2069	1,500,000		1,549,644
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	2,000,000	[a]	2,213,303
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 2-3 World Trade Center Project)	5.15	11/15/2034	1,500,000	[a]	1,694,361
New York State, GO, Refunding, Ser. B	2.05	3/15/2032	1,115,000		1,120,270
New York State Dormitory Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. A	5.00	10/1/2030	1,045,000		1,310,204
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center)	4.00	2/1/2040	250,000		291,412
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center)	4.00	2/1/2037	225,000		263,498
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center)	4.00	2/1/2038	275,000		321,793

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.2% (continued)
New York - 91.9% (continued)
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center)	4.00	2/1/2039	250,000		292,329
New York State Dormitory Authority, Revenue Bonds (Memorial Sloan-Kettering Cancer Center)	4.00	7/1/2038	1,000,000		1,181,458
New York State Dormitory Authority, Revenue Bonds (New York University) Ser. A	5.00	7/1/2023	2,400,000	[b]	2,643,295
New York State Dormitory Authority, Revenue Bonds, Refunding (Catholic Health System Obligated Group)	5.00	7/1/2032	640,000		806,334
New York State Dormitory Authority, Revenue Bonds, Refunding (Catholic Health System Obligated Group)	5.00	7/1/2034	550,000		691,918
New York State Dormitory Authority, Revenue Bonds, Refunding (Fordham University)	4.00	7/1/2034	1,000,000		1,156,398
New York State Dormitory Authority, Revenue Bonds, Refunding (Icahn School of Medicine at Mount Sinai) Ser. A	5.00	7/1/2023	1,000,000		1,100,618
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	10/1/2034	1,125,000		1,356,080
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2028	1,000,000		1,148,643
New York State Dormitory Authority, Revenue Bonds, Refunding (NYU Hospitals Center Obligated Group)	5.00	7/1/2030	1,155,000		1,382,317
New York State Dormitory Authority, Revenue Bonds, Refunding (Rochester Institute of Technology) Ser. A	5.00	7/1/2027	1,000,000		1,252,791
New York State Dormitory Authority, Revenue Bonds, Refunding (Rochester Institute of Technology) Ser. A	5.00	7/1/2028	1,200,000		1,540,511
New York State Dormitory Authority, Revenue Bonds, Refunding (State of New York Personal Income Tax) Ser. A	4.00	3/15/2037	1,000,000		1,208,785

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.2% (continued)
New York - 91.9% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (State University of New York) Ser. A	5.00	7/1/2026	640,000	771,983
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School) Ser. A	5.00	7/1/2032	1,530,000	1,779,861
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.25	3/15/2037	775,000	998,068
New York State Dormitory Authority, Revenue Bonds, Ser. 2015B-B	5.00	3/15/2035	1,100,000	1,299,852
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2029	1,000,000	1,240,548
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2030	1,275,000	1,556,151
New York State Dormitory Authority, Revenue Bonds, Ser. B1	4.00	7/1/2026	1,200,000	1,387,915
New York State Environmental Facilities Corp., Revenue Bonds, Refunding (Green Bond)	4.00	10/15/2035	650,000	805,020
New York State Environmental Facilities Corp., Revenue Bonds, Refunding (Green Bond) Ser. D	3.00	9/15/2030	1,050,000	1,123,039
New York State Housing Finance Agency, Revenue Bonds (Insured; State of New York Mortgage Agency) Ser. E	4.13	11/1/2028	1,000,000	1,053,414
New York State Housing Finance Agency, Revenue Bonds (Insured; State of New York Mortgage Agency) Ser. L1	1.50	11/1/2029	520,000	521,401
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 203	3.10	10/1/2032	1,500,000	1,591,642
New York State Mortgage Agency, Revenue Bonds, Ser. 223	2.65	10/1/2034	1,000,000	1,053,142
New York State Mortgage Agency, Revenue Bonds, Ser. 226	1.70	4/1/2027	1,270,000	1,297,619
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. K	5.00	1/1/2031	2,000,000	2,313,836
New York State Urban Development Corp., Revenue Bonds (State of New York Personal Income Tax) Ser. A	5.00	3/15/2035	1,000,000	1,314,391

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.2% (continued)
New York - 91.9% (continued)
New York State Urban Development Corp., Revenue Bonds, Refunding (State of New York Personal Income Tax)	4.00	3/15/2039	1,500,000		1,803,606
New York Transportation Development Corp., Revenue Bonds	4.00	10/31/2034	500,000		595,006
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2024	1,575,000		1,750,465
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2025	1,200,000		1,425,566
Niagara Area Development Corp., Revenue Bonds, Refunding (Niagara University Project) Ser. A	5.00	5/1/2022	500,000	[b]	522,090
Niagara Frontier Transportation Authority, Revenue Bonds, Refunding	5.00	4/1/2025	1,330,000		1,546,393
Niagara Frontier Transportation Authority, Revenue Bonds, Refunding	5.00	4/1/2026	925,000		1,108,847
Niagara Frontier Transportation Authority, Revenue Bonds, Refunding	5.00	4/1/2024	1,050,000		1,182,195
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2029	1,000,000		1,097,495
Oneida County Local Development Corp., Revenue Bonds, Refunding (Utica College Project)	5.00	7/1/2027	1,005,000		1,189,395
Oneida County Local Development Corp., Revenue Bonds, Refunding (Utica College Project)	5.00	7/1/2029	1,105,000		1,344,872
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222	4.00	7/15/2036	1,000,000		1,209,715
Sales Tax Asset Receivable Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/15/2031	1,060,000		1,219,188
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2029	1,000,000		1,179,499
Suffolk County, GO (Insured; Build America Mutual) Ser. A	4.00	4/1/2033	1,785,000		2,027,232

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.2% (continued)
New York - 91.9% (continued)
Suffolk County Water Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2030	1,145,000		1,324,726
The New York City Cultural Resources Trust, Revenue Bonds (Wildlife Conservation Society) Ser. A	5.00	8/1/2023	1,480,000	[b]	1,636,033
The New York City Cultural Resources Trust, Revenue Bonds, Refunding (Lincoln Center Performing Arts) Ser. A	5.00	12/1/2026	1,760,000		2,142,728
Triborough Bridge & Tunnel Authority, Revenue Bonds (LOC; Bank of America NA) Ser. B1	0.02	1/1/2033	755,000	[c]	755,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A2	2.00	5/15/2028	1,500,000		1,622,595
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2036	1,525,000		1,885,512
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2028	1,270,000		1,610,019
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	500,000		570,067
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2022	1,750,000		1,833,729
Washingtonville Central School District, GO, Refunding (Insured; State Aid Withholding)	3.00	6/15/2031	1,000,000		1,095,764
Westchester County, GO, Ser. A	2.00	10/15/2032	1,000,000		1,047,159
Westchester County Local Development Corp., Revenue Bonds (Purchase Housing Corporation II Project)	5.00	6/1/2037	1,000,000		1,152,869
Westchester County Local Development Corp., Revenue Bonds, Refunding (Sarah Lawrence College) Ser. A	5.00	6/1/2026	1,210,000		1,408,413
Westchester County Local Development Corp., Revenue Bonds, Refunding (Sarah Lawrence College) Ser. A	5.00	6/1/2025	1,105,000		1,254,969
Westchester County Local Development Corp., Revenue Bonds, Refunding (Westchester Medical Center Obligated Group)	5.00	11/1/2028	1,000,000		1,172,756
Yonkers, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	11/15/2026	1,000,000		1,226,175

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.2% (continued)
New York - 91.9% (continued)
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	4.00	10/15/2029	200,000	221,890
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2049	640,000	733,076
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2039	320,000	374,012
				151,451,110
U.S. Related - .6%
Guam, Revenue Bonds, Ser. A	5.00	1/1/2024	1,000,000	1,027,477
Total Investments (cost $159,783,775)			102.2%	168,334,257
Liabilities, Less Cash and Receivables			(2.2%)	(3,577,531)
Net Assets			100.0%	164,756,726

GO—General Obligation

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, these securities were valued at $5,260,597 or 3.19% of net assets.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund

May 31, 2021 (Unaudited)

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	−	168,334,257	−	168,334,257

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2021, accumulated net unrealized appreciation on investments was $8,550,482, consisting of $8,617,898 gross unrealized appreciation and $67,416 gross unrealized depreciation.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.